Investment Portfolioas of July 31, 2023 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 96.6%
Communication Services 18.2%
Altice France Holding SA:
144A, 6.0%, 2/15/2028		855,000	318,194
144A, 10.5%, 5/15/2027		1,110,000	469,689
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	766,477
144A, 5.125%, 1/15/2029		954,000	664,952
144A, 5.5%, 1/15/2028		595,000	436,600
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		1,600,000	1,355,675
144A, 4.75%, 3/1/2030		1,250,000	1,083,459
144A, 5.0%, 2/1/2028		5,390,000	4,981,067
144A, 5.125%, 5/1/2027		1,000,000	938,198
Clear Channel Outdoor Holdings, Inc.:
144A, 7.5%, 6/1/2029		420,000	334,324
144A, 7.75%, 4/15/2028		890,000	744,245
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027		705,000	470,230
144A, 6.0%, 6/15/2025		790,000	716,396
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		975,000	704,950
144A, 5.0%, 11/15/2031		2,250,000	1,137,124
144A, 6.5%, 2/1/2029		2,525,000	2,144,015
144A, 11.25%, 5/15/2028		560,000	553,700
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027		410,000	370,117
DISH DBS Corp.:
144A, 5.25%, 12/1/2026		1,500,000	1,228,508
144A, 5.75%, 12/1/2028		1,500,000	1,154,278
5.875%, 11/15/2024		730,000	666,449
7.75%, 7/1/2026		1,715,000	1,108,748
DISH Network Corp., 144A, 11.75%, 11/15/2027		575,000	578,782
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,145,000	970,282
5.875%, 11/1/2029		620,000	454,600
Iliad Holding SASU:
144A, 6.5%, 10/15/2026		3,070,000	2,942,170
144A, 7.0%, 10/15/2028		470,000	441,256
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		1,145,000	946,829
144A, 6.75%, 10/15/2027		1,539,000	1,439,412
Level 3 Financing, Inc.:
144A, 3.4%, 3/1/2027		925,000	815,846
144A, 4.625%, 9/15/2027		815,000	619,119
144A, 10.5%, 5/15/2030		624,000	646,380
Lumen Technologies, Inc., 144A, 4.0%, 2/15/2027		485,000	318,955
Matterhorn Telecom SA, REG S, 3.125%, 9/15/2026	EUR	875,000	906,744

Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		825,000	700,260
144A, 5.0%, 8/15/2027		1,200,000	1,109,250
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,200,000	1,121,292
Sirius XM Radio, Inc., 144A, 4.0%, 7/15/2028		450,000	391,537
TEGNA, Inc., 4.625%, 3/15/2028		650,000	581,750
Telecom Italia Capital SA, 6.375%, 11/15/2033		4,120,000	3,486,863
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		1,550,000	1,519,585
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		1,000,000	914,200
UPC Broadband Finco BV, 144A, 4.875%, 7/15/2031		450,000	377,930
UPC Holding BV, REG S, 3.875%, 6/15/2029	EUR	1,000,000	907,048
UPCB Finance VII Ltd., REG S, 3.625%, 6/15/2029	EUR	875,000	859,495
ViaSat, Inc., 144A, 5.625%, 9/15/2025		1,210,000	1,134,375
Videotron Ltd., 144A, 3.625%, 6/15/2029		660,000	574,200
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		1,464,000	1,201,288
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		3,805,000	3,512,723
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	3,793,345
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	2,750,000	2,315,209
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	975,065
144A, 4.875%, 1/15/2030		525,000	444,544
			59,347,729
Consumer Discretionary 21.3%
1011778 BC Unlimited Liability Co., 144A, 3.5%, 2/15/2029		620,000	544,835
Affinity Interactive, 144A, 6.875%, 12/15/2027		1,380,000	1,220,859
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		820,000	792,435
6.875%, 11/1/2035		1,045,000	969,846
BK LC Lux Finco1 Sarl, 144A, 5.25%, 4/30/2029	EUR	1,178,000	1,215,427
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029 (b)		1,855,000	1,632,999
144A, 8.125%, 7/1/2027		3,940,000	4,041,152
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,445,000	2,261,650
144A, 6.0%, 5/1/2029		1,590,000	1,429,234
144A, 7.625%, 3/1/2026 (b)		745,000	734,953
REG S, 10.125%, 2/1/2026	EUR	715,000	826,330
144A, 10.5%, 2/1/2026		885,000	932,892
Cinemark USA, Inc., 144A, 5.875%, 3/15/2026		360,000	340,758
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	1,994,384
REG S, 4.375%, 5/15/2026	EUR	1,850,000	1,973,054
Ford Motor Co., 6.1%, 8/19/2032		3,300,000	3,192,665
Ford Motor Credit Co. LLC:
3.625%, 6/17/2031		2,940,000	2,430,254
4.125%, 8/17/2027		3,000,000	2,745,179
4.95%, 5/28/2027		1,570,000	1,489,858
6.8%, 5/12/2028		1,045,000	1,054,603
7.2%, 6/10/2030		690,000	707,526
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,100,000	1,962,765
144A, 7.75%, 10/15/2025		1,445,000	1,462,201
Macy's Retail Holdings LLC, 144A, 5.875%, 3/15/2030		663,000	598,755
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029		1,130,000	979,574
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		2,100,000	1,786,024
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,200,000	1,065,840

NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		970,000	931,558
144A, 5.875%, 3/15/2026		1,005,000	950,989
144A, 8.375%, 2/1/2028		845,000	880,935
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		575,000	523,250
Newell Brands, Inc., 4.7%, 4/1/2026		1,050,000	996,659
PetSmart, Inc., 144A, 7.75%, 2/15/2029		650,000	634,049
Punch Finance PLC, 144A, 6.125%, 6/30/2026	GBP	370,000	408,965
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		3,290,000	3,084,498
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		840,000	732,888
144A, 4.25%, 7/1/2026		590,000	548,392
144A, 5.375%, 7/15/2027		998,000	948,923
144A, 7.25%, 1/15/2030		130,000	131,406
144A, 9.25%, 1/15/2029		3,430,000	3,651,678
144A, 11.625%, 8/15/2027		945,000	1,031,865
Sands China Ltd., 4.875%, 6/18/2030		840,000	765,507
Sani/ikos Financial Holdings 1 Sarl, 144A, 5.625%, 12/15/2026	EUR	690,000	701,680
Scientific Games International, Inc., 144A, 7.0%, 5/15/2028		545,000	543,038
SRS Distribution, Inc.:
144A, 4.625%, 7/1/2028		500,000	452,677
144A, 6.0%, 12/1/2029		800,000	694,000
Staples, Inc., 144A, 7.5%, 4/15/2026		2,150,000	1,776,210
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,220,000	1,140,810
144A, 7.0%, 2/15/2029		1,115,000	1,050,888
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		180,000	167,441
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		480,000	482,400
Wynn Macau Ltd.:
144A, 5.125%, 12/15/2029		1,690,000	1,434,185
144A, 5.5%, 1/15/2026		650,000	611,942
144A, 5.625%, 8/26/2028		420,000	372,937
Wynn Resorts Finance LLC:
144A, 5.125%, 10/1/2029		915,000	827,964
144A, 7.125%, 2/15/2031		350,000	349,755
ZF Europe Finance BV:
REG S, 2.0%, 2/23/2026	EUR	600,000	610,819
REG S, 3.0%, 10/23/2029	EUR	1,700,000	1,622,722
			69,447,082
Consumer Staples 0.6%
Coty, Inc.:
REG S, 3.875%, 4/15/2026	EUR	1,000,000	1,069,264
144A, 6.625%, 7/15/2030		750,000	756,562
			1,825,826
Energy 14.3%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		820,000	768,721
144A, 5.75%, 3/1/2027		1,805,000	1,745,976
144A, 5.75%, 1/15/2028		770,000	740,417
Apache Corp., 5.1%, 9/1/2040		664,000	564,234
Archrock Partners LP, 144A, 6.875%, 4/1/2027		845,000	823,866
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		910,000	821,453
144A, 8.25%, 12/31/2028		1,330,000	1,320,835
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		740,000	668,338
Chesapeake Energy Corp., 144A, 5.875%, 2/1/2029		900,000	860,729

Chord Energy Corp., 144A, 6.375%, 6/1/2026	440,000	436,660
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028	1,010,000	1,038,846
144A, 8.75%, 7/1/2031	290,000	300,150
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	1,610,000	1,505,869
144A, 7.25%, 3/14/2027	107,000	106,703
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030	420,000	371,778
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	1,300,000	1,152,610
144A, 4.375%, 6/15/2031	350,000	303,849
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	785,000	764,355
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	680,000	684,441
EQM Midstream Partners LP:
4.125%, 12/1/2026	1,000,000	939,052
144A, 4.5%, 1/15/2029	405,000	370,112
144A, 6.5%, 7/1/2027	815,000	811,123
Genesis Energy LP:
7.75%, 2/1/2028	950,000	923,913
8.875%, 4/15/2030	1,370,000	1,366,485
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,665,000	1,636,339
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	1,190,000	1,044,225
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	1,750,000	1,618,750
144A, 6.0%, 2/1/2031	1,270,000	1,150,100
144A, 6.25%, 11/1/2028	320,000	306,325
Howard Midstream Energy Partners LLC, 144A, 8.875%, 7/15/2028	670,000	685,142
Kinetik Holdings LP, 144A, 5.875%, 6/15/2030	710,000	682,487
Matador Resources Co., 144A, 6.875%, 4/15/2028	40,000	39,752
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	495,000	454,029
Nabors Industries, Inc.:
5.75%, 2/1/2025	1,000,000	980,000
144A, 7.375%, 5/15/2027	1,240,000	1,212,695
Northern Oil & Gas, Inc., 144A, 8.75%, 6/15/2031	340,000	342,566
Parkland Corp., 144A, 5.875%, 7/15/2027	1,630,000	1,586,035
Permian Resources Operating LLC, 144A, 5.875%, 7/1/2029	2,120,000	2,020,467
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	410,000	386,618
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	360,000	329,669
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	240,000	244,968
Southwestern Energy Co.:
4.75%, 2/1/2032	1,265,000	1,123,999
5.375%, 2/1/2029	1,480,000	1,397,528
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039	300,000	289,500
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	1,964,625	1,949,890
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	680,000	702,100
Transocean, Inc.:
144A, 7.5%, 1/15/2026	1,285,000	1,262,512
144A, 8.75%, 2/15/2030	850,000	882,495
USA Compression Partners LP, 6.875%, 9/1/2027	485,000	467,206
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029	280,000	242,454
144A, 4.125%, 8/15/2031	330,000	279,917
144A, 6.25%, 1/15/2030	350,000	342,238
Venture Global LNG, Inc.:
144A, 8.125%, 6/1/2028	750,000	762,286
144A, 8.375%, 6/1/2031	860,000	872,657
Weatherford International Ltd., 144A, 8.625%, 4/30/2030	2,069,000	2,120,470
		46,805,934

Financials 1.0%
Ally Financial, Inc., 6.7%, 2/14/2033		700,000	651,644
HUB International Ltd., 144A, 7.25%, 6/15/2030		140,000	142,661
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		2,100,000	2,027,386
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/2028		420,000	427,640
			3,249,331
Health Care 7.0%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028		1,030,000	1,032,573
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		1,470,000	1,359,760
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	900,000	915,589
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		453,000	407,700
144A, 6.125%, 2/1/2027		2,200,000	1,444,423
Bayer AG, REG S, 5.375%, 3/25/2082	EUR	1,300,000	1,337,829
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	475,000	438,236
144A, 3.125%, 2/15/2029		1,485,000	1,239,145
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,400,000	1,060,612
144A, 5.25%, 5/15/2030		300,000	239,711
144A, 5.625%, 3/15/2027		1,135,000	1,009,918
144A, 6.0%, 1/15/2029		330,000	282,150
144A, 6.125%, 4/1/2030		590,000	371,890
Encompass Health Corp.:
4.5%, 2/1/2028		380,000	352,978
4.75%, 2/1/2030		1,625,000	1,477,017
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030		460,000	470,117
IQVIA, Inc., 144A, 6.5%, 5/15/2030		300,000	302,922
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,000,000	862,500
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		1,340,000	948,445
Medline Borrower LP, 144A, 5.25%, 10/1/2029 (b)		995,000	882,743
Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029 (b)		700,000	601,883
144A, 6.625%, 4/1/2030 (b)		200,000	183,095
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,295,000	1,283,965
Teva Pharmaceutical Finance Netherlands II BV:
3.75%, 5/9/2027	EUR	1,600,000	1,592,077
4.375%, 5/9/2030	EUR	470,000	442,343
7.375%, 9/15/2029	EUR	730,000	817,163
Teva Pharmaceutical Finance Netherlands III BV:
5.125%, 5/9/2029		730,000	668,863
8.125%, 9/15/2031		860,000	911,032
			22,936,679
Industrials 12.1%
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		1,670,000	1,418,470
144A, 6.0%, 6/1/2029		655,000	499,650
144A, 6.625%, 7/15/2026		520,000	496,556
American Airlines, Inc., 144A, 7.25%, 2/15/2028		710,000	704,885
ATS Corp., 144A, 4.125%, 12/15/2028		1,370,000	1,225,373
Avis Budget Car Rental LLC, 144A, 5.75%, 7/15/2027		840,000	811,925
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		1,075,000	1,010,704
144A, 7.5%, 2/1/2029		1,050,000	1,040,263
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032		1,000,000	867,724

Chart Industries, Inc.:
144A, 7.5%, 1/1/2030		915,000	937,737
144A, 9.5%, 1/1/2031		310,000	332,475
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031		890,000	894,256
Deutsche Lufthansa AG, REG S, 3.75%, 2/11/2028	EUR	3,100,000	3,223,236
Emerald Debt Merger Sub LLC:
144A, 6.375%, 12/15/2030	EUR	470,000	516,765
144A, 6.625%, 12/15/2030		520,000	516,750
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025		380,000	376,394
Garda World Security Corp., 144A, 7.75%, 2/15/2028		300,000	298,422
GFL Environmental, Inc., 144A, 4.0%, 8/1/2028		1,145,000	1,024,708
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		815,000	769,301
Hertz Corp.:
144A, 4.625%, 12/1/2026		1,340,000	1,210,623
144A, 5.0%, 12/1/2029		635,000	524,568
International Consolidated Airlines Group SA, REG S, 3.75%, 3/25/2029	EUR	1,400,000	1,359,159
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		635,000	532,629
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,200,000	1,091,400
Prime Security Services Borrower LLC, 144A, 3.375%, 8/31/2027		760,000	670,888
Renk AG, 144A, 5.75%, 7/15/2025	EUR	1,190,000	1,301,432
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		1,830,000	1,803,402
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,252,577
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		3,650,999	3,683,055
TK Elevator Midco GmbH:
144A, 4.375%, 7/15/2027	EUR	4,950,000	4,952,025
144A, 3-month EURIBOR + 4.75%, 8.413% (c), 7/15/2027	EUR	2,500,000	2,741,879
TransDigm, Inc., 144A, 6.75%, 8/15/2028		730,000	732,178
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		680,000	698,451
			39,519,860
Information Technology 1.7%
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		1,005,000	851,547
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		280,000	277,203
Cloud Software Group, Inc., 144A, 9.0%, 9/30/2029		2,070,000	1,853,982
McAfee Corp., 144A, 7.375%, 2/15/2030		1,725,000	1,490,533
NCR Corp., 144A, 5.75%, 9/1/2027		300,000	301,877
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		950,000	921,329
			5,696,471
Materials 15.5%
Ahlstrom Holding 3 Oy, 144A, 4.875%, 2/4/2028		2,460,000	2,039,597
ARD Finance SA, 144A, 6.5%, 6/30/2027		466,470	379,007
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026		3,425,000	3,208,415
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	1,023,367
5.375%, 5/15/2027 (b)		895,000	851,724
144A, 5.75%, 11/15/2028		3,405,000	3,124,129
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		930,000	818,723
Cleveland-Cliffs, Inc., 144A, 6.75%, 4/15/2030		540,000	525,310
Consolidated Energy Finance SA:
REG S, 5.0%, 10/15/2028	EUR	500,000	454,709
144A, 5.625%, 10/15/2028		900,000	776,907
Constellium SE:
144A, 3.75%, 4/15/2029		2,512,000	2,183,958
144A, 5.625%, 6/15/2028		2,611,000	2,487,237

First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		1,640,000	1,617,450
144A, 6.875%, 10/15/2027		3,680,000	3,618,250
144A, 8.625%, 6/1/2031		330,000	337,837
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		800,000	687,931
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		2,215,000	2,100,438
144A, 6.125%, 4/1/2029		3,100,000	2,969,738
Kleopatra Finco Sarl, REG S, 4.25%, 3/1/2026	EUR	490,000	455,173
Kleopatra Holdings 2 SCA, REG S, 6.5%, 9/1/2026	EUR	660,000	463,340
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	2,150,000	2,160,212
LABL, Inc., 144A, 9.5%, 11/1/2028		150,000	153,750
Lenzing AG, REG S, 5.75%, Perpetual (d)	EUR	400,000	383,946
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		1,230,000	1,226,681
Methanex Corp., 5.25%, 12/15/2029		1,100,000	1,007,002
Novelis Corp.:
144A, 3.25%, 11/15/2026		650,000	590,641
144A, 4.75%, 1/30/2030		4,260,000	3,828,712
Olin Corp., 5.0%, 2/1/2030		750,000	688,860
Olympus Water U.S. Holding Corp., 144A, 6.25%, 10/1/2029		625,000	460,694
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	566,952
Reno de Medici SpA, 144A, 3-month EURIBOR + 5.25%, 8.776% (c), 12/14/2026	EUR	1,360,000	1,448,592
SCIL IV LLC, 144A, 5.375%, 11/1/2026		600,000	551,495
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029		1,215,000	963,167
Solvay Finance SACA, REG S, 5.869%, Perpetual (d)	EUR	800,000	879,526
SPCM SA, 144A, 3.125%, 3/15/2027		1,400,000	1,255,817
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		1,625,000	1,503,209
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		130,000	137,660
Tronox, Inc., 144A, 4.625%, 3/15/2029		2,480,000	2,055,866
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		680,000	677,195
			50,663,217
Real Estate 1.0%
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		555,000	500,621
144A, (REIT), 5.0%, 7/15/2028		770,000	713,032
MPT Operating Partnership LP, (REIT), 3.325%, 3/24/2025	EUR	910,000	910,040
Peach Property Finance GmbH, 144A, 4.375%, 11/15/2025	EUR	500,000	421,548
RHP Hotel Properties LP, 144A, (REIT), 7.25%, 7/15/2028		370,000	375,560
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030		480,000	317,400
			3,238,201
Utilities 3.9%
Calpine Corp.:
144A, 4.5%, 2/15/2028		1,900,000	1,743,993
144A, 4.625%, 2/1/2029		300,000	258,311
144A, 5.125%, 3/15/2028		400,000	362,735
Electricite de France SA:
REG S, 3.375%, Perpetual (d)	EUR	2,400,000	2,076,525
REG S, 5.375%, Perpetual (d)	EUR	1,000,000	1,075,652
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		1,705,000	1,338,041
5.75%, 1/15/2028		1,545,000	1,471,402
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		965,000	876,823
PG&E Corp., 5.25%, 7/1/2030		900,000	808,280
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		570,000	591,592

TransAlta Corp., 7.75%, 11/15/2029	1,480,000	1,535,500
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	740,000	653,162
		12,792,016
Total Corporate Bonds (Cost $336,844,315)		315,522,346

Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.988% (e), 8/15/2023 (f)	260,000	259,467
5.0% (e), 8/15/2023	400,000	399,180
U.S. Treasury Notes, 0.25%, 9/30/2023 (f)	809,100	802,210
Total Government & Agency Obligations (Cost 1,461,196)		1,460,857

Loan Participations and Assignments 0.5%
Senior Loans (c)
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.805%, 2/15/2029	661,928	644,060
Outfront Media Capital LLC, Term Loan B, 11/18/2026 (g)	885,000	881,269
Total Loan Participations and Assignments (Cost $1,508,518)		1,525,329

	Shares	Value ($)

Exchange-Traded Funds 1.0%
iShares Broad USD High Yield Corporate Bond ETF	56,385	2,003,923
iShares iBoxx High Yield Corporate Bond ETF (b)	16,340	1,233,670
Total Exchange-Traded Funds (Cost $3,198,788)		3,237,593

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	388	2,297

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $239,283)	1,219	47,833

Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (i) (j) (Cost $4,590,795)	4,590,795	4,590,795

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.28% (i) (Cost $2,951,057)	2,951,057	2,951,057

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $350,793,952)	100.8	329,338,107
Other Assets and Liabilities, Net	(0.8)	(2,771,568)
Net Assets	100.0	326,566,539
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (i) (j)
9,467,508	—	4,876,713 (k)	—	—	59,441	—	4,590,795	4,590,795
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.28% (i)
8,486,946	237,203,861	242,739,750	—	—	181,909	—	2,951,057	2,951,057
17,954,454	237,203,861	247,616,463	—	—	241,350	—	7,541,852	7,541,852

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2023 amounted to $4,427,308, which is 1.4% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Perpetual, callable security with no stated maturity date.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At July 31, 2023, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(g)	All or a portion of the security represents unsettled loan commitments at July 31, 2023 where the rate will be determined at the time of settlement.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EURIBOR: Euro Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
At July 31, 2023, the Fund had an unfunded loan commitments of $78,447, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation ($)
Athenahealth Group, Inc., Delayed Draw Term Loan, 2/15/2029	78,447	79,321	874

At July 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	330,100	USD	425,325	8/31/2023	1,623	State Street Bank and Trust
EUR	44,902,595	USD	49,604,997	8/31/2023	154,200	BNP Paribas SA
Total unrealized appreciation					155,823
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$315,522,346	$—	$315,522,346
Government & Agency Obligations	—	1,460,857	—	1,460,857
Loan Participations and Assignments	—	1,525,329	—	1,525,329
Exchange-Traded Funds	3,237,593	—	—	3,237,593
Common Stocks	2,297	—	—	2,297
Warrants	—	—	47,833	47,833
Short-Term Investments (a)	7,541,852	—	—	7,541,852
Unfunded Loan Commitment (b)	—	874	—	874
Derivatives (c)
Forward Foreign Currency Contracts	—	155,823	—	155,823
Total	$10,781,742	$318,665,229	$47,833	$329,494,804

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation on unfunded loan commitments.
(c)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$155,823

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGHIF-PH3
R-080548-2 (1/25)